Basis of preparation of the financial statements (Tables)	12 Months Ended
Dec. 31, 2025
Basis Of Preparation Of Financial Statements
Schedule of financial statements

				Total and voting interest (%)
		Headquarter	Functional currency (i)	Dec/25	Dec/24	Dec/23
Direct subsidiaries
BM Insurance Company Limited ("BM Insurance")		Bermuda	US$	100	100	100
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	ARS	100	100	100
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	US$	100	100	100
Braskem Mexico, S. de RL de C.V. ("Braskem México")		Mexico	MXN	100	100	100
Braskem Netherlands B.V. ("Braskem Netherlands")		Netherlands	US$	100	100	100
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	CLP	100	100	100
Oxygea Ventures Ltda. ("Oxygea")		Brazil	R$	100	100	100
Cetrel S.A. ("Cetrel")		Brazil	R$			63.7
Voqen Energia Ltda. ("Voqen")		Brazil	R$	100	100	100
Wise Plásticos Ltda ("Wise")		Brazil	R$	61.1	61.1	61.1
Special Purpose Entities
Fdo. Invest. Caixa Júpiter Multimercado Crédito Privado ("FIM Júpiter")		Brazil	R$	100	100	100
Fdo. Invest. Santander Netuno Multimercado Crédito Privado ("FIM Netuno")		Brazil	R$	100	100	100
Indirect subsidiaries
Braskem Green S.A. ("Braskem Green")		Brazil	R$	100	100	100
Braskem America, Inc. (“Braskem America”)		USA	US$	100	100	100
Braskem Europe GmbH ("Braskem Europe")		Germany	EUR	100	100	100
Braskem Idesa		Mexico	MXN	75	75	75
Braskem Idesa Servicios S.A. de C.V. ("Braskem Idesa Serviços")		Mexico	MXN	75	75	75
Braskem India Private Limited ("Braskem India")		India	INR	100	100	100
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	MXN	100	100	100
Braskem Mexico Servicios S. RL de C.V. ("Braskem México Serviços")		Mexico	MXN	100	100	100
Braskem Netherlands Finance B.V. (“Braskem Netherlands Finance”)		Netherlands	US$	100	100	100
Braskem Netherlands Green B.V. (“Braskem Netherlands Green”)		Netherlands	US$	100	100	100
Braskem Netherlands INC. B.V. ("Braskem Netherlands INC")		Netherlands	US$	100	100	100
Braskem Siam Company Limited (“Braskem Siam”)		Thailand	US$	51	51	51
Braskem Trading & Shipping B.V. ("BT&S")		Netherlands	US$	100	100	100
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	R$			63.7
B&TC B.V. ("B&TC")	(ii)	Netherlands	EUR		60	60
ER Plastics B.V. ("ER Plastics")	(ii)	Netherlands	EUR		60	60
Terminal Química Puerto México ("Terminal Química")		Mexico	US$	37.5	37.5	37.5

(i)	The subsidiaries have the following functional currency: Brazilian real (“R$”), US dollar (“US$”), Mexican peso (“MXN”), Chilean peso (“CLP”), Argentinean peso (“ARS”), Euro (“EUR”), and Indian rupee (“INR”).
(ii)	In June 2025, Braskem Netherlands divested its entire interest in the entity B&TC and its wholly owned subsidiary, ER Plastics. As a result of this operation, the Company recognized a loss of R$96, which was recorded under other expenses in the statement of profit or loss for the year.

Schedule of recognized financial statements

Standard	Description of changes and management's evaluation	Effective date
IAS 21		January 1, 2025

An entity is affected by the amendments when it has a transaction or operation in a foreign currency that cannot be translated into another currency on the date of the measurement. A currency is considered convertible when it can be exchanged for another currency through a market or exchange mechanism that establishes enforceable rights and obligations. When a currency is not convertible into another, the exchange rate must be estimated. The changes do not affect the Company, as it does not conduct operations in currencies that lack exchangeability.

IFRS 9 / IFRS 7		January 1, 2026
The changes bring greater clarity to the application of the SPPI (“solely payments of principal and interest”) criterion to instruments with clauses tied to indicators, such as sustainability (ESG) indicators, by defining when they can be measured at amortized cost or at fair value. They also clarify the accounting treatment for non-recourse loan transactions, and introduce the possibility of derecognizing financial liabilities through electronic settlement, provided that specific requirements are met. The amendments to IFRS 7 strengthen disclosure requirements for instruments with contingent features, such as compensation tied to ESG targets, as well as for investments classified as FVOCI, thereby ensuring greater transparency. The Company already discloses, as indicated in notes 15 and 16, contracts with step-up rate clauses tied to operational performance and ESG indicators in Braskem S.A. and Braskem Idesa, respectively.

IFRS 9 / IFRS 7	Nature-dependent electricity contracts: The amendments to the standards clarify that contracts in which the amount of energy depends on natural factors (e.g., sun or wind)—typically PPAs (Power Purchase Agreements)—can still qualify for the 'own use' exception even if surplus energy is sold, provided the entity remains a net buyer in the same market. They also allow for the designation of variable volumes as hedged items, thereby aligning accounting practices with expected energy generation. Furthermore, they require additional disclosures regarding the criteria applied, the use of hedge accounting, and the resulting financial impacts. The Company has PPA contracts for energy dependent on nature, however, despite the source of the energy, the contracts have a fixed delivery forecast, and it is an obligation of the counterparty to deliver, regardless of natural and generation factors, therefore, the Company is not exposed to these factors.	January 1, 2026

IFRS 19		January 1, 2027
IFRS 19 (“Subsidiaries without Public Accountability – Disclosures”) allows subsidiaries that do not have publicly traded instruments and are controlled by companies applying IFRS adopt reduced disclosure requirements, while still maintaining recognition, measurement, and presentation in accordance with full IFRS standards. The Company's financial statements will not expected to be impacted by the new requirements.

IFRS 18		January 1, 2027
The amendments to IFRS 18 – Presentation and Disclosure in Financial Statements replace IAS 1 and introduce the following main requirements:

• Present two mandatory subtotals in the statement of profit or loss: operating profit and profit before financing and income taxes.
• Classify income and expenses into specific categories: operating, investing, and financing.
• Include in the notes to the financial statements the management performance measures (“MPM”).
• Improve the clarity and comparability of the disclosed information.
• Changes to the statement of cash flows, so that interest paid is classified as a financing activity and interest and dividends received are classified as investing activities, provided that the Company’s main activities do not consist of investing in assets or providing financing to clients.

As a result of the changes, the Company identified the following as the main impacts:

• Restatement of the statement of profit or loss upon initial adoption, taking into account that certain elements of the financial result will be reclassified to operating and investing categories. The main impacts are related to the reclassifications of the hedge accounting program and the foreign exchange variations of assets and liabilities. This is in addition to the presentation of the required subtotals.
• As of the reporting date, the Company has identified recurring EBITDA as a management performance measure to be disclosed upon initial adoption.
• Finally, the Company anticipates impacts on the presentation of the Statement of Cash Flows due to the reclassification of interest paid and interest received, which are currently classified as operating activities, but will now be classified as financing and investing activities, respectively.

IAS 21	Translation for a hyperinflationary presentation currency: The amendments to IAS 21 stipulate that, when the presentation currency is that of a hyperinflationary economy, balances should be translated using the closing exchange rate at the reporting date. If the functional currency is also hyperinflationary, comparative figures for foreign operations should be expressed using the general price index. The Company does not have significant operations in economies classified as hyperinflationary.	January 1, 2027